Investment Objectives and Goals - WealthTrust DBS Long Term Growth ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – WealthTrust DBS Long Term Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WealthTrust DBS Long Term Growth ETF (the “Fund”) seeks long-term growth of capital
Objective, Secondary [Text Block]	with a secondary objective of providing dividend income.